Shareholder Report, Holdings (Details) - C000240238	Apr. 30, 2026
Harbor Commodity All Weather Strategy ETF9284981
Holdings [Line Items]
Percent of Total Investments	37.00%
Vanguard FTSE Developed Markets ETF9284967
Holdings [Line Items]
Percent of Total Investments	28.70%
WisdomTree Bloomberg U.S. Dollar Bullish Fund9284978
Holdings [Line Items]
Percent of Total Investments	17.10%
Vanguard FTSE Emerging Markets ETF9284970
Holdings [Line Items]
Percent of Total Investments	6.30%
iShares 0-1 Year Treasury Bond ETF9284984
Holdings [Line Items]
Percent of Total Investments	4.90%
Sprott Physical Gold Trust9284964
Holdings [Line Items]
Percent of Total Investments	4.70%
Vanguard Long-Term Treasury ETF9284975
Holdings [Line Items]
Percent of Total Investments	1.40%
Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	95.40%